LONG-TERM LOAN (Details) (USD $)	6 Months Ended			12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 20, 2012 Loans Payable [Member]	Dec. 31, 2009 Loans Payable [Member]	Nov. 30, 2010 Loans Payable [Member]	Jan. 31, 2009 Loans Payable [Member]	Dec. 31, 2009 First Loan [Member]	Jan. 31, 2009 First Loan [Member]	Dec. 31, 2009 Second Loan [Member]	Jan. 31, 2009 Second Loan [Member]	Dec. 31, 2009 Credit Line [Member]	Jan. 31, 2009 Credit Line [Member]
Debt Instrument [Line Items]
Original aggregate principal amount												$ 750,000		$ 750,000
Spread over LIBOR												4.00%
Amount of credit line																500,000
Debt instrument fee in the event of significant transactions										250,000
Amount of liquidity event triggering obligation										100,000,000
Amount of initial public offering triggering obligation										100,000,000
Minimum compensating balance										250,000
Lien amount									300,000
Release of restricted cash	56,000	(54,000)	(252,000)	(159,000)	(52,000)	272,000	(300,000)
Shares issued to bank								58,704
Fair Value Disclosures:
Discount rate								25.13%
Probability of realization											40.00%		80.00%
Fair value of loan											540,000		20,000
Fair value of credit line															59,000
Fair value of shares issued								290,000
Deferred debt issuance costs										$ 41,000